Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Summary of Bank's Provisions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of other provisions [line items]
Balance as at November 1, 2018	$ 473
Additions	406
Amounts used	(272)
Release of unused amounts	(87)
Foreign currency translation adjustments and other	(10)
Balance as at October 31, 2019, before allowance for credit losses for off-balance sheet instruments	510
Add: allowance for credit losses for off-balance sheet instruments	4,447	$ 3,549
Balance as at October 31, 2019	1,095
Off balance sheet instruments [member]
Disclosure of other provisions [line items]
Add: allowance for credit losses for off-balance sheet instruments	585
Restructuring provision [member]
Disclosure of other provisions [line items]
Balance as at November 1, 2018	121
Additions	184
Amounts used	(53)
Release of unused amounts	(9)
Foreign currency translation adjustments and other	(2)
Balance as at October 31, 2019, before allowance for credit losses for off-balance sheet instruments	241
Litigation and other [member]
Disclosure of other provisions [line items]
Balance as at November 1, 2018	352
Additions	222
Amounts used	(219)
Release of unused amounts	(78)
Foreign currency translation adjustments and other	(8)
Balance as at October 31, 2019, before allowance for credit losses for off-balance sheet instruments	$ 269